Net finance costs	12 Months Ended
Sep. 30, 2025
Net finance costs
Net finance costs

20.Net finance costs

The following table presents a breakdown of net finance costs for the following years:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023
Interest expense from:
Unsecured loan	$—	$—	$503,251
Accretion cost – accrued royalties liability	168,874	180,965	170,373
Lease obligations	78,909	70,351	37,786
CEBA term loan	—	—	8,281
Other	6,930	694	3,857
Total interest expense	254,713	252,010	723,548
Interest income	(81,838)	(55,687)	(55,514)
Gain on debt settlement	500	—	—
Net finance costs	$173,375	$196,323	$668,034